Trade receivables and accrued revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Receivables and Accrued Income

	31 December 2018	31 December 2017
Receivables from subscribers	1,634,427	1,369,948
Accounts and notes receivable	560,665	498,397
Undue assigned contracted receivables	271,306	347,596
Accrued revenue	—	632,631
Other	39,592	—

	2,505,990	2,848,572